Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Rental income	$ 6,785,685	$ 6,895,180	$ 27,467,410	$ 31,141,558
Fee and other income	243,466	284,084	1,173,701	1,202,455
Total revenue	7,029,151	7,179,264	28,641,111	32,344,013
Costs and expenses:
Rental operating costs	2,381,092	2,763,550	10,410,574	10,886,719
General and administrative	1,351,345	1,760,703	5,268,315	4,532,703
Depreciation and amortization	1,574,526	2,210,081	7,364,688	9,101,605
Total costs and expenses	5,306,963	6,734,334	23,043,577	24,521,027
Other income (expense):
Interest expense-Series B Preferred Stock		(648,451)	(2,226,101)	(4,770,945)
Interest expense-mortgage notes	(1,687,776)	(1,896,752)	(7,337,423)	(8,270,071)
Interest expense-note payable	(866,070)		(1,086,122)
Interest and other income	(6,995)	5,524	141,306	55,909
(Loss) gain on sales of real estate, net	(9,835)	1,214,242	6,319,272	12,200,138
Deferred offering costs				(1,507,599)
Impairment of real estate	0			(532,951)
Acquisition costs			(24,269)	(26,177)
Income tax expense	(83,631)	(81,430)	(611,263)	(518,567)
Total other expense, net	(2,654,307)	(1,406,867)	(4,824,600)	(3,370,263)
Net income	(932,119)	(961,937)	772,934	4,452,723
Less: Income attributable to noncontrolling interests	(175,011)	(766,455)	(1,383,140)	(1,068,429)
Net (loss) income attributable to Presidio Property Trust, Inc. common stockholders	$ (1,107,130)	$ (1,728,392)	$ (610,206)	$ 3,384,294
Basic and diluted loss per common share	$ (0.12)	$ (0.19)	$ (0.07)	$ 0.38
Weighted average number of common shares outstanding-basic	8,881,842	8,866,975	8,862,958	8,840,680
Diluted income (loss) per common share (in dollars per share)			$ (0.07)	$ 0.38
Weighted average number of common shares outstanding-diluted			8,862,958	8,933,176